Earnings per Share (Weighted-average Number of Ordinary Shares) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Balance as at January 1	1,289,179	1,285,585	1,280,242
Shares issued during the year	0	0	223
Shares Vested	182	1,719	2,342
Weighted average number of ordinary shares used in computation of the basic earnings per share	1,289,361	1,287,304	1,282,807